Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities
Net (decrease) in net assets resulting from operations	$ (578,549)	$ (1,343,166)
Changes in operating assets and liabilities:
Decrease in prepaid expenses	3,925	2,062
Unrealized depreciation on investments	235,031	355,531
Increase (decrease) in accrued commissions payable to related parties	29,391	(10,716)
Increase (decrease) in other accrued liabilities	1,576	20,222
Net cash (used in) operating activities	(308,626)	(976,067)
Cash Flows from Financing Activities
Partner redemptions	(1,214,974)	(1,171,260)
Net cash (used in) financing activities	(1,214,974)	(1,171,260)
Net (decrease) in cash and cash equivalents	(1,523,600)	(2,147,327)
Cash and cash equivalents, beginning of period	5,674,540	10,711,550
Cash and cash equivalents, end of period	4,150,940	8,564,223
End of period cash and cash equivalents consist of:
Cash and cash equivalents at broker	1,019,879	2,941,900
Treasury bills	2,499,934	4,992,585
Cash and cash equivalents	631,127	629,738
Total cash and cash equivalents	$ 4,150,940	$ 8,564,223